Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 9,003,181
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,926,101
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	26,757,195
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	13,569,807
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	11,145,045
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,378,245
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	1,347,842
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	3,228,907
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	13,071,230
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	27,180,140
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	61,247,413
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(14,376,955)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(29,716,386)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	12,803,185
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 31,531,027